Stock-Based Compensation	6 Months Ended
Jun. 30, 2012
Stock-Based Compensation [Abstract]
Stock-Based Compensation
Note 4 - Stock-Based Compensation

On June 26, 2012, the Company granted its officers and employees options to purchase 587,500 Ordinary Shares of the Company, with an exercise price of $5.22 per share. The terms of the granted options provides that the options may only be exercised in the method of cashless exercise, and the exercise price of the options shall be adjusted for any cash dividends distributed to shareholders of record after the date of grant and prior to the date of vesting of the applicable option trench.

The vesting period for the above options is 4 years according to the following schedule: 50% of the options shall vest after 2 years on June 26, 2014, and during the following 2 years the remaining options shall vest in 8 installments (6.25% each) at the end of each quarter until June 26, 2016.

The fair value of each option granted was estimated on the date of grant under Black-Scholes model, assuming dividend yield of 8.1% , as a result of the described dividend adjustment mechanism and on the basis of the following assumptions:

(1) A risk-free, annual interest rate of 1.15% for the expected term of the options which represents the risk free interest rate of US zero-coupon Government Bonds.

(2) An expected average volatility of 44.95%, representing a weighted average standard deviation rate for stock price of the Company, which is traded on the NASDAQ National Market since October 2006.

(3) The expected term of the options is within a range of 4.5-5.5 years.

As of June 30, 2012, there was approximately $846 of unrecognized compensation cost related to non-vested options to be recognized over a period of 4 years under a straight-line method.

In addition to the above, on June 26, 2012, the Company Board of Directors approved and recommended that the Company's shareholders' approve the following grants under the same terms as described above:

(a) Options to purchase 127,500 Ordinary Shares of the Company to two of its officers who are considered as related party under the Israeli law.

(b) Options to purchase 200,000 Ordinary Shares of the Company to Dr. Shlomo Shamir, the Company's Chairman of the Board of Directors in exchange for the termination of his 260,198  outstanding options.

Such approval will be sought at the Company's upcoming Annual General Meeting.